Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 103.0%
Security	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co. (The)(1)(2)	13,686	$ 2,907,317
L3Harris Technologies, Inc.(2)	6,224	1,221,398
Northrop Grumman Corp.(2)	17,902	8,265,711
Textron, Inc.(2)	25,000	1,765,750
		$ 14,160,176
Air Freight & Logistics — 0.4%
FedEx Corp.(2)	25,598	$ 5,848,887
		$ 5,848,887
Automobile Components — 0.3%
Aptiv PLC(1)(2)	35,597	$ 3,993,627
		$ 3,993,627
Automobiles — 2.1%
Ford Motor Co.(2)	80,000	$ 1,008,000
Tesla, Inc.(1)(2)	134,807	27,967,060
		$ 28,975,060
Banks — 1.9%
Bank of America Corp.(2)	130,000	$ 3,718,000
Fifth Third Bancorp(2)	88,466	2,356,734
Huntington Bancshares, Inc.(2)	179,679	2,012,405
JPMorgan Chase & Co.(2)	78,928	10,285,108
KeyCorp(2)	112,564	1,409,301
Regions Financial Corp.(2)	254,924	4,731,389
Truist Financial Corp.(2)	41,626	1,419,447
		$ 25,932,384
Beverages — 1.9%
Coca-Cola Co. (The)(2)	153,082	$ 9,495,676
Constellation Brands, Inc., Class A(2)	3,691	833,760
PepsiCo, Inc.(2)	89,296	16,278,661
		$ 26,608,097
Biotechnology — 2.9%
AbbVie, Inc.(2)	26,764	$ 4,265,379
Amgen, Inc.(2)	59,770	14,449,397
Biogen, Inc.(1)(2)	15,031	4,179,069
Gilead Sciences, Inc.(2)	202,361	16,789,892
		$ 39,683,737
Security	Shares	Value
Broadline Retail — 5.3%
Amazon.com, Inc.(1)(2)	594,180	$ 61,372,852
Etsy, Inc.(1)(2)	11,727	1,305,567
MercadoLibre, Inc.(1)(2)	5,488	7,233,513
PDD Holdings, Inc. ADR(1)(2)	42,023	3,189,546
		$ 73,101,478
Building Products — 0.7%
Allegion PLC(2)	10,516	$ 1,122,373
Johnson Controls International PLC(2)	69,166	4,165,177
Trane Technologies PLC(2)	23,525	4,328,129
		$ 9,615,679
Capital Markets — 2.0%
Charles Schwab Corp. (The)(2)	20,445	$ 1,070,909
CME Group, Inc.(2)	12,294	2,354,547
Goldman Sachs Group, Inc. (The)(2)	17,502	5,725,079
Moody's Corp.(2)	24,502	7,498,102
S&P Global, Inc.(2)	25,175	8,679,585
State Street Corp.(2)	18,513	1,401,249
T. Rowe Price Group, Inc.(2)	8,379	945,989
		$ 27,675,460
Chemicals — 1.6%
Air Products and Chemicals, Inc.(2)	13,083	$ 3,757,568
Corteva, Inc.(2)	20,341	1,226,766
Dow, Inc.(2)	20,341	1,115,094
DuPont de Nemours, Inc.(2)	20,341	1,459,874
Linde PLC(2)	18,902	6,718,527
PPG Industries, Inc.(2)	59,416	7,936,789
		$ 22,214,618
Commercial Services & Supplies — 0.5%
Copart, Inc.(1)(2)	81,972	$ 6,165,114
Waste Management, Inc.(2)	6,187	1,009,533
		$ 7,174,647
Communications Equipment — 1.8%
Cisco Systems, Inc.(2)	462,325	$ 24,168,039
		$ 24,168,039
Consumer Finance — 0.9%
American Express Co.(2)	26,474	$ 4,366,886
Capital One Financial Corp.(2)	10,757	1,034,393
Discover Financial Services(2)	68,245	6,745,336
		$ 12,146,615

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Staples Distribution & Retail — 1.5%
Dollar General Corp.(2)	12,767	$ 2,686,943
Dollar Tree, Inc.(1)(2)	22,132	3,177,049
Kroger Co. (The)(2)	75,174	3,711,340
Target Corp.(2)	13,193	2,185,156
Walmart, Inc.(2)	57,413	8,465,547
		$ 20,226,035
Containers & Packaging — 0.2%
Packaging Corp. of America(2)	11,617	$ 1,612,788
WestRock Co.(2)	21,317	649,529
		$ 2,262,317
Distributors — 0.3%
Genuine Parts Co.(2)	13,533	$ 2,264,206
LKQ Corp.(2)	28,101	1,595,013
		$ 3,859,219
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	40,000	$ 770,000
Verizon Communications, Inc.(2)	104,831	4,076,878
		$ 4,846,878
Electric Utilities — 1.2%
Edison International(2)	95,280	$ 6,725,815
NextEra Energy, Inc.(2)	117,937	9,090,584
NRG Energy, Inc.(2)	23,696	812,536
		$ 16,628,935
Electrical Equipment — 0.2%
Rockwell Automation, Inc.(2)	8,828	$ 2,590,577
		$ 2,590,577
Electronic Equipment, Instruments & Components — 0.1%
Keysight Technologies, Inc.(1)(2)	7,273	$ 1,174,444
		$ 1,174,444
Entertainment — 2.1%
Netflix, Inc.(1)(2)	55,980	$ 19,339,971
Walt Disney Co. (The)(1)(2)	100,149	10,027,919
		$ 29,367,890
Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B(1)(2)	21,604	$ 6,670,667
Fidelity National Information Services, Inc.(2)	62,742	3,408,773
FleetCor Technologies, Inc.(1)(2)	5,032	1,060,997
Security	Shares	Value
Financial Services (continued)
Mastercard, Inc., Class A(2)	29,276	$ 10,639,191
PayPal Holdings, Inc.(1)(2)	95,962	7,287,354
Visa, Inc., Class A(2)	74,593	16,817,738
		$ 45,884,720
Food Products — 1.4%
Hershey Co. (The)(2)	5,163	$ 1,313,519
Hormel Foods Corp.(2)	21,160	843,861
Lamb Weston Holdings, Inc.(2)	16,086	1,681,308
Mondelez International, Inc., Class A(2)	212,633	14,824,773
		$ 18,663,461
Ground Transportation — 0.8%
Canadian Pacific Railway, Ltd.(2)	13,396	$ 1,030,688
Norfolk Southern Corp.(2)	9,503	2,014,636
Union Pacific Corp.(2)	37,756	7,598,773
		$ 10,644,097
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories(2)	13,617	$ 1,378,858
Baxter International, Inc.(2)	36,672	1,487,416
Edwards Lifesciences Corp.(1)(2)	66,378	5,491,452
Intuitive Surgical, Inc.(1)(2)	69,017	17,631,773
Stryker Corp.(2)	33,820	9,654,595
		$ 35,644,094
Health Care Providers & Services — 2.4%
Cigna Group (The)(2)	27,981	$ 7,149,985
CVS Health Corp.(2)	52,381	3,892,432
DaVita, Inc.(1)(2)	11,550	936,820
McKesson Corp.(2)	7,813	2,781,819
UnitedHealth Group, Inc.(2)	39,546	18,689,044
		$ 33,450,100
Hotels, Restaurants & Leisure — 2.4%
Caesars Entertainment, Inc.(1)(2)	25,480	$ 1,243,679
Chipotle Mexican Grill, Inc.(1)(2)	3,188	5,446,029
Darden Restaurants, Inc.(2)	21,181	3,286,444
Marriott International, Inc., Class A(2)	67,519	11,210,855
McDonald's Corp.(2)	35,561	9,943,211
Yum! Brands, Inc.(2)	14,466	1,910,669
		$ 33,040,887
Household Durables — 0.2%
PulteGroup, Inc.	21,021	$ 1,225,104

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Whirlpool Corp.(2)	8,566	$ 1,130,883
		$ 2,355,987
Household Products — 0.5%
Clorox Co. (The)(2)	27,426	$ 4,339,890
Procter & Gamble Co. (The)(2)	18,414	2,737,978
		$ 7,077,868
Industrial REITs — 0.2%
ProLogis, Inc.(2)	21,785	$ 2,718,115
		$ 2,718,115
Insurance — 1.2%
American International Group, Inc.(2)	25,734	$ 1,295,964
Chubb, Ltd.(2)	35,393	6,872,613
Marsh & McLennan Cos., Inc.(2)	15,767	2,625,994
Travelers Cos., Inc. (The)(2)	35,246	6,041,517
		$ 16,836,088
Interactive Media & Services — 8.6%
Alphabet, Inc., Class A(1)(2)	390,780	$ 40,535,609
Alphabet, Inc., Class C(1)(2)	380,840	39,607,360
Match Group, Inc.(1)	26,569	1,019,984
Meta Platforms, Inc., Class A(1)(2)	173,450	36,760,993
		$ 117,923,946
IT Services — 0.3%
EPAM Systems, Inc.(1)(2)	7,329	$ 2,191,371
International Business Machines Corp.(2)	12,000	1,573,080
		$ 3,764,451
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.(2)	31,117	$ 4,304,726
Danaher Corp.(2)	4,728	1,191,645
Illumina, Inc.(1)(2)	12,000	2,790,600
PerkinElmer, Inc.(2)	23,065	3,073,642
Thermo Fisher Scientific, Inc.(2)	5,235	3,017,297
		$ 14,377,910
Machinery — 1.0%
Caterpillar, Inc.(2)	7,735	$ 1,770,077
Dover Corp.(2)	25,606	3,890,576
Ingersoll Rand, Inc.(2)	20,758	1,207,700
Security	Shares	Value
Machinery (continued)
Parker-Hannifin Corp.(2)	12,287	$ 4,129,784
Stanley Black & Decker, Inc.(2)	43,010	3,465,746
		$ 14,463,883
Media — 1.2%
Comcast Corp., Class A(2)	424,547	$ 16,094,577
Paramount Global, Class B(2)	48,076	1,072,575
		$ 17,167,152
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.(2)	94,914	$ 3,882,932
Newmont Corp.(2)	25,563	1,253,098
		$ 5,136,030
Multi-Utilities — 0.8%
CMS Energy Corp.(2)	177,055	$ 10,867,636
Dominion Energy, Inc.(2)	13,703	766,135
		$ 11,633,771
Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.(2)	69,284	$ 11,304,377
Devon Energy Corp.(2)	56,024	2,835,375
Diamondback Energy, Inc.(2)	88,555	11,969,979
Exxon Mobil Corp.(2)	34,694	3,804,544
ONEOK, Inc.(2)	26,014	1,652,930
Phillips 66(2)	42,445	4,303,074
Williams Cos., Inc. (The)(2)	37,548	1,121,183
		$ 36,991,462
Passenger Airlines — 0.1%
Southwest Airlines Co.(2)	50,084	$ 1,629,733
		$ 1,629,733
Personal Care Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A(2)	29,712	$ 7,322,820
		$ 7,322,820
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.(2)	106,404	$ 7,374,861
Eli Lilly & Co.(2)	12,396	4,257,034
Johnson & Johnson(2)	33,920	5,257,600
Merck & Co., Inc.(2)	111,665	11,880,040
Pfizer, Inc.(2)	220,239	8,985,751
		$ 37,755,286

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 0.4%
CoStar Group, Inc.(1)(2)	12,783	$ 880,110
Equifax, Inc.(2)	14,785	2,998,989
Robert Half International, Inc.(2)	12,784	1,030,007
		$ 4,909,106
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	14,698	$ 1,070,161
		$ 1,070,161
Residential REITs — 0.4%
Apartment Income REIT Corp.(2)	34,427	$ 1,232,831
Apartment Investment and Management Co., Class A(2)	27,957	214,990
Mid-America Apartment Communities, Inc.(2)	31,281	4,724,682
		$ 6,172,503
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Micro Devices, Inc.(1)(2)	132,313	$ 12,967,997
Analog Devices, Inc.(2)	88,911	17,535,028
ASML Holding NV - NY Shares(2)	12,644	8,606,897
Enphase Energy, Inc.(1)(2)	25,698	5,403,776
First Solar, Inc.(1)	5,700	1,239,750
Intel Corp.(2)	308,631	10,082,975
Lam Research Corp.(2)	21,444	11,367,893
Microchip Technology, Inc.(2)	127,489	10,681,029
NXP Semiconductors NV(2)	47,520	8,861,292
ON Semiconductor Corp.(1)(2)	110,775	9,118,998
QUALCOMM, Inc.(2)	125,742	16,042,164
SolarEdge Technologies, Inc.(1)(2)	1,892	575,073
Texas Instruments, Inc.(2)	134,023	24,929,618
		$ 137,412,490
Software — 14.3%
Adobe, Inc.(1)(2)	32,309	$ 12,450,919
Ceridian HCM Holding, Inc.(1)(2)	113,119	8,282,573
Fortinet, Inc.(1)(2)	143,167	9,514,879
Microsoft Corp.(2)	447,480	129,008,484
Oracle Corp.(2)	111,415	10,352,682
Paycom Software, Inc.(1)(2)	23,397	7,112,922
Salesforce, Inc.(1)(2)	40,468	8,084,697
ServiceNow, Inc.(1)(2)	13,840	6,431,725
Splunk, Inc.(1)(2)	12,000	1,150,560
Synopsys, Inc.(1)(2)	12,576	4,857,480
		$ 197,246,921
Specialized REITs — 0.4%
American Tower Corp.(2)	17,730	$ 3,622,948
Security	Shares	Value
Specialized REITs (continued)
Digital Realty Trust, Inc.(2)	7,402	$ 727,691
Iron Mountain, Inc.(2)	30,000	1,587,300
		$ 5,937,939
Specialty Retail — 1.5%
Advance Auto Parts, Inc.(2)	23,636	$ 2,874,374
Best Buy Co., Inc.(2)	28,506	2,231,164
Home Depot, Inc. (The)(2)	44,182	13,038,992
Ross Stores, Inc.(2)	26,000	2,759,380
		$ 20,903,910
Technology Hardware, Storage & Peripherals — 10.7%
Apple, Inc.(2)	896,402	$ 147,816,690
		$ 147,816,690
Textiles, Apparel & Luxury Goods — 0.8%
NIKE, Inc., Class B(2)	87,185	$ 10,692,368
		$ 10,692,368
Tobacco — 0.2%
Altria Group, Inc.(2)	33,058	$ 1,475,048
Philip Morris International, Inc.(2)	16,505	1,605,111
		$ 3,080,159
Trading Companies & Distributors — 0.6%
Fastenal Co.(2)	158,488	$ 8,548,843
		$ 8,548,843
Total Common Stocks (identified cost $383,460,915)		$1,420,527,750

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	3,434,728	$ 3,434,728
Total Short-Term Investments (identified cost $3,434,728)		$ 3,434,728
Total Investments — 103.2% (identified cost $386,895,643)		$1,423,962,478
Total Written Call Options — (3.1)% (premiums received $19,002,113)		$ (43,227,825)
Other Assets, Less Liabilities — (0.1)%		$ (1,461,123)
Net Assets — 100.0%		$1,379,273,530
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
Written Call Options (Exchange-Traded) — (3.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	34	$44,816,590	$12,600	4/3/23	$ (1,968,940)
NASDAQ 100 Index	34	44,816,590	12,500	4/5/23	(2,342,770)
NASDAQ 100 Index	34	44,816,590	12,200	4/6/23	(3,367,360)
NASDAQ 100 Index	35	46,134,725	12,200	4/10/23	(3,486,525)
NASDAQ 100 Index	34	44,816,590	12,400	4/12/23	(2,785,280)
NASDAQ 100 Index	34	44,816,590	12,900	4/14/23	(1,390,600)
NASDAQ 100 Index	34	44,816,590	12,800	4/17/23	(1,685,210)
NASDAQ 100 Index	34	44,816,590	13,100	4/19/23	(1,029,520)
NASDAQ 100 Index	34	44,816,590	13,000	4/21/23	(1,304,580)
NASDAQ 100 Index	34	44,816,590	13,100	4/24/23	(1,134,920)
NASDAQ 100 Index	34	44,816,590	13,100	4/26/23	(1,211,760)
NASDAQ 100 Index	34	44,816,590	13,300	4/28/23	(922,250)
S&P 500 Index	160	65,748,960	4,100	4/3/23	(324,800)
S&P 500 Index	160	65,748,960	4,060	4/5/23	(955,200)
S&P 500 Index	160	65,748,960	3,970	4/6/23	(2,276,000)
S&P 500 Index	162	66,570,822	3,950	4/10/23	(2,665,710)
S&P 500 Index	163	66,981,753	3,950	4/12/23	(2,777,520)
S&P 500 Index	163	66,981,753	4,025	4/14/23	(1,833,750)
S&P 500 Index	163	66,981,753	4,010	4/17/23	(2,068,470)

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) (continued)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	163	$66,981,753	$ 4,075	4/19/23	$ (1,357,790)
S&P 500 Index	164	67,392,684	4,010	4/21/23	(2,239,420)
S&P 500 Index	163	66,981,753	4,075	4/24/23	(1,487,375)
S&P 500 Index	163	66,981,753	4,075	4/26/23	(1,555,835)
S&P 500 Index	162	66,570,822	4,135	4/28/23	(1,056,240)
Total					$(43,227,825)
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,434,728, which represents 0.2% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,154,137	$59,930,845	$(61,650,254)	$ —	$ —	$3,434,728	$88,513	3,434,728
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

At March 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,420,527,750*	$ —	$ —	$1,420,527,750
Short-Term Investments	3,434,728	—	—	3,434,728
Total Investments	$1,423,962,478	$ —	$ —	$1,423,962,478
Liability Description
Written Call Options	$ (43,227,825)	$ —	$ —	$ (43,227,825)
Total	$ (43,227,825)	$ —	$ —	$ (43,227,825)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
Subsequent Event
At the close of the New York Stock Exchange on April 14, 2023, the merger of the Eaton Vance Tax-Managed Buy-Write Strategy Fund (Buy-Write Strategy Fund) into the Fund was completed. The merger was affected pursuant to an Agreement and Plan of Reorganization that was approved by the shareholders of Buy-Write Strategy Fund on March 16, 2023.